Investment Portfolioas of June 30, 2025 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 50.6%
Communication Services 0.8%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	3,999,707
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	610,000	594,112
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	1,170,000	1,166,181
Match Group Holdings II LLC, 144A, 4.625%, 6/1/2028	1,150,000	1,122,199
Sprint LLC, 7.625%, 3/1/2026	1,410,000	1,423,526
Univision Communications, Inc., 144A, 8.0%, 8/15/2028	550,000	558,129
		8,863,854
Consumer Discretionary 4.6%
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028	550,000	507,216
Carnival Corp., 144A, 4.0%, 8/1/2028	555,000	543,206
Carvana Co., 144A, 9.0%, 6/1/2031, PIK	480,000	568,604
Ford Motor Credit Co. LLC:
5.303%, 9/6/2029	2,000,000	1,963,975
5.8%, 3/5/2027	1,450,000	1,461,440
5.85%, 5/17/2027	3,500,000	3,526,636
6.798%, 11/7/2028	1,270,000	1,315,775
6.95%, 3/6/2026	750,000	757,233
General Motors Financial Co., Inc.:
4.9%, 10/6/2029	2,174,000	2,170,266
5.05%, 4/4/2028	4,000,000	4,030,325
5.35%, 1/7/2030	3,000,000	3,036,539
Hyundai Capital America:
144A, 4.875%, 11/1/2027	5,000,000	5,022,589
144A, 5.0%, 1/7/2028	5,000,000	5,038,130
144A, 5.275%, 6/24/2027	4,000,000	4,050,370
International Game Technology PLC, 144A, 4.125%, 4/15/2026	525,000	524,673
Las Vegas Sands Corp.:
5.625%, 6/15/2028	1,290,000	1,315,846
5.9%, 6/1/2027	1,500,000	1,532,499
Lennar Corp., 5.2%, 7/30/2030	1,563,000	1,592,394
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	487,832
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	730,000	737,171
QXO Building Products, Inc., 144A, 6.75%, 4/30/2032	201,000	207,071
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,095,379
Staples, Inc., 144A, 10.75%, 9/1/2029	565,000	534,730
Stellantis Finance U.S., Inc.:
144A, 1.711%, 1/29/2027	1,140,000	1,087,329
144A, 5.35%, 3/17/2028	1,013,000	1,021,434
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,010,991
Volkswagen Group of America Finance LLC, 144A, 4.85%, 8/15/2027	4,000,000	4,002,334
Whirlpool Corp., 6.125%, 6/15/2030	567,000	571,983
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,625,000	1,623,157
		51,337,127
Consumer Staples 0.7%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,713,864

Coty, Inc.:
144A, 4.75%, 1/15/2029	2,000,000	1,954,108
144A, 5.0%, 4/15/2026	220,000	219,708
Imperial Brands Finance PLC, 144A, 4.5%, 6/30/2028 (a)	1,983,000	1,982,763
JBS USA Holding Lux SARL, 2.5%, 1/15/2027	960,000	933,809
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029	1,200,000	1,133,008
		7,937,260
Energy 5.6%
APA Corp., 144A, 4.375%, 10/15/2028	2,000,000	1,923,654
Ascent Resources Utica Holdings LLC, 144A, 6.625%, 7/15/2033	882,000	894,787
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	980,000	1,003,433
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,828,146
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	1,500,000	1,448,738
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,171,009
EQT Corp., 144A, 6.375%, 4/1/2029	3,500,000	3,610,231
Expand Energy Corp., 144A, 5.875%, 2/1/2029	4,500,000	4,518,094
Genesis Energy LP, 8.25%, 1/15/2029	530,000	554,216
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	864,481
Helmerich & Payne, Inc.:
144A, 4.65%, 12/1/2027	3,000,000	2,972,299
144A, 4.85%, 12/1/2029	4,000,000	3,814,164
HF Sinclair Corp.:
5.75%, 1/15/2031	1,486,000	1,521,775
6.375%, 4/15/2027	2,951,000	2,969,428
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	663,000	678,110
Occidental Petroleum Corp., 5.2%, 8/1/2029	2,000,000	2,006,432
ONEOK, Inc., 144A, 5.625%, 1/15/2028	4,000,000	4,089,159
Saudi Arabian Oil Co., 144A, 4.75%, 6/2/2030	5,913,000	5,941,896
South Bow USA Infrastructure Holdings LLC, 144A, 4.911%, 9/1/2027	1,922,000	1,934,333
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,065,000	1,089,533
Targa Resources Corp., 4.9%, 9/15/2030	934,000	941,885
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	407,693	410,788
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	493,095	500,868
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 8/15/2029	1,185,000	1,117,134
Venture Global LNG, Inc., 144A, 7.0%, 1/15/2030	1,500,000	1,516,369
Western Midstream Operating LP, 6.35%, 1/15/2029	3,000,000	3,140,654
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	5,000,000	5,097,182
		62,558,798
Financials 27.5%
ABN AMRO Bank NV, 144A, 4.988%, 12/3/2028	2,700,000	2,736,360
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	2,000,000	1,965,033
2.45%, 10/29/2026	2,110,000	2,055,723
3.3%, 1/30/2032	1,200,000	1,087,188
6.95%, 3/10/2055	5,000,000	5,195,947
AIB Group PLC:
144A, 5.32%, 5/15/2031	6,000,000	6,105,248
144A, 6.608%, 9/13/2029	800,000	846,362
Air Lease Corp., Series C, 4.125%, Perpetual	1,000,000	969,558
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,760,413
144A, 5.25%, 3/15/2030	957,000	964,885
144A, 6.5%, 7/18/2028	1,350,000	1,409,424
Ally Financial, Inc.:
5.737%, 5/15/2029	552,000	561,827
6.992%, 6/13/2029	8,000,000	8,421,534

Antares Holdings LP, 144A, 6.35%, 10/23/2029	2,853,000	2,882,307
Ares Capital Corp.:
5.5%, 9/1/2030	3,000,000	2,990,686
5.95%, 7/15/2029	1,150,000	1,176,650
7.0%, 1/15/2027	3,050,000	3,146,953
Athene Global Funding, 144A, 4.95%, 1/7/2027	2,862,000	2,881,085
Avolon Holdings Funding Ltd.:
144A, 4.95%, 1/15/2028	3,000,000	3,015,672
144A, 5.375%, 5/30/2030	1,257,000	1,280,457
144A, 5.75%, 3/1/2029	4,000,000	4,109,090
144A, 6.375%, 5/4/2028	1,330,000	1,386,860
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/2030	4,000,000	3,954,110
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144A, 5.621%, 12/10/2029	921,000	938,039
Banco Santander SA, 5.588%, 8/8/2028	2,000,000	2,066,070
Bank of America Corp.:
5.933%, 9/15/2027	3,000,000	3,052,371
6.22%, 9/15/2026 (b)	3,000,000	3,064,617
Barclays PLC:
4.375%, Perpetual	3,000,000	2,792,520
4.837%, 9/10/2028	674,000	679,202
5.086%, 2/25/2029	2,029,000	2,054,215
6.49%, 9/13/2029	2,408,000	2,545,891
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 144A, 1.875%, 9/18/2025	2,139,000	2,123,908
BGC Group, Inc.:
144A, 6.15%, 4/2/2030	3,843,000	3,896,434
6.6%, 6/10/2029	3,500,000	3,627,450
Blackstone Private Credit Fund:
4.95%, 9/26/2027	1,470,000	1,462,718
5.6%, 11/22/2029	3,000,000	3,020,725
5.95%, 7/16/2029	2,224,000	2,266,083
7.3%, 11/27/2028	1,500,000	1,599,742
Blackstone Secured Lending Fund:
5.3%, 6/30/2030	2,956,000	2,928,939
5.35%, 4/13/2028	3,000,000	3,021,303
5.875%, 11/15/2027	1,640,000	1,673,988
Blue Owl Credit Income Corp., 6.6%, 9/15/2029	6,820,000	7,017,423
BNP Paribas SA, 144A, 4.792%, 5/9/2029	2,674,000	2,687,654
BPCE SA:
144A, 4.875%, 4/1/2026	500,000	500,065
144A, 5.389%, 5/28/2031	5,000,000	5,091,214
Brown & Brown, Inc., 4.7%, 6/23/2028	3,000,000	3,025,308
Capital One Financial Corp.:
4.1%, 2/9/2027	1,291,000	1,284,955
4.985%, 7/24/2026	1,940,000	1,939,913
7.149%, 10/29/2027	980,000	1,012,566
Capital One NA, 5.974%, 8/9/2028	5,100,000	5,225,255
Citadel Finance LLC, 144A, 5.9%, 2/10/2030	1,817,000	1,834,252
Citadel LP, 144A, 6.0%, 1/23/2030	511,000	528,323
Citadel Securities Global Holdings LLC, 144A, 5.5%, 6/18/2030	2,000,000	2,023,762
Citigroup, Inc.:
4.643%, 5/7/2028	4,000,000	4,010,603
5.5%, 9/13/2025	750,000	750,903
Danske Bank A/S, 144A, 4.375%, 6/12/2028	4,000,000	3,989,334
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,214,085
Fortitude Group Holdings LLC, 144A, 6.25%, 4/1/2030	3,093,000	3,182,108
FS KKR Capital Corp., 7.875%, 1/15/2029	4,000,000	4,220,651

Goldman Sachs Private Credit Corp., 144A, 5.875%, 5/6/2028	3,000,000	3,032,208
Hercules Capital, Inc., 6.0%, 6/16/2030	4,138,000	4,129,518
HPS Corporate Lending Fund:
144A, 5.3%, 6/5/2027	3,000,000	3,004,831
5.45%, 1/14/2028	3,571,000	3,581,065
HSBC Holdings PLC:
4.7%, Perpetual (b)	3,000,000	2,719,348
4.899%, 3/3/2029	3,000,000	3,025,410
6.0%, Perpetual	500,000	499,494
7.336%, 11/3/2026 (b)	3,000,000	3,028,015
ING GROEP NV:
4.858%, 3/25/2029	4,000,000	4,040,697
6.083%, 9/11/2027	2,910,000	2,963,455
Intesa Sanpaolo SpA:
144A, 3.875%, 1/12/2028	3,425,000	3,357,917
144A, 7.0%, 11/21/2025	1,340,000	1,350,565
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,454,114
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	3,070,000	3,183,882
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,955,230
Lloyds Banking Group PLC:
4.65%, 3/24/2026	4,530,000	4,525,882
4.818%, 6/13/2029	5,637,000	5,687,800
5.985%, 8/7/2027	1,140,000	1,157,281
LPL Holdings, Inc., 6.75%, 11/17/2028	3,640,000	3,882,067
Macquarie Airfinance Holdings Ltd.:
144A, 5.15%, 3/17/2030	2,000,000	1,998,656
144A, 6.4%, 3/26/2029	4,000,000	4,175,816
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	3,001,063
144A, 1 day USD SOFR + 0.92%, 5.336% (c), 9/23/2027	6,000,000	6,009,656
MGIC Investment Corp., 5.25%, 8/15/2028	7,000,000	7,000,080
Morgan Stanley, 4.994%, 4/12/2029	3,000,000	3,043,642
NatWest Group PLC:
5.583%, 3/1/2028	1,280,000	1,303,006
5.847%, 3/2/2027	1,200,000	1,210,584
Nomura Holdings, Inc., 1 day USD SOFR + 1.25%, 5.591% (c), 7/2/2027	4,500,000	4,530,874
Rocket Companies, Inc., 144A, 6.125%, 8/1/2030	1,495,000	1,523,450
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026	1,125,000	1,097,178
144A, 3.625%, 3/1/2029	1,180,000	1,121,306
Santander Holdings USA, Inc.:
5.473%, 3/20/2029	1,905,000	1,936,962
5.741%, 3/20/2031	4,000,000	4,106,199
6.124%, 5/31/2027	611,000	617,871
6.565%, 6/12/2029	2,659,000	2,787,559
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	3,620,000	3,516,299
SLM Corp., 3.125%, 11/2/2026	1,205,000	1,181,052
Societe Generale SA:
144A, 5.249%, 5/22/2029	2,129,000	2,154,995
144A, 5.5%, 4/13/2029	3,000,000	3,053,634
144A, 5.519%, 1/19/2028	3,000,000	3,037,142
Standard Chartered PLC:
144A, 4.75%, Perpetual	635,000	572,120
144A, 5.688%, 5/14/2028	1,680,000	1,713,677
144A, 6.17%, 1/9/2027 (b)	2,120,000	2,137,199
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,175,000	1,155,033
State Street Corp., Series I, 6.7%, Perpetual	1,330,000	1,388,908
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	999,797

Synchrony Financial:
5.15%, 3/19/2029	3,000,000	3,012,111
5.45%, 3/6/2031	1,372,000	1,383,962
The Goldman Sachs Group, Inc., 4.937%, 4/23/2028	6,000,000	6,046,763
Truist Financial Corp., 4.873%, 1/26/2029	1,720,000	1,739,870
UniCredit SpA, 144A, 1.982%, 6/3/2027	4,000,000	3,901,279
Wells Fargo & Co., 4.97%, 4/23/2029	4,687,000	4,752,585
		307,045,068
Health Care 2.1%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,486,032
Bayer U.S. Finance LLC, 144A, 6.25%, 1/21/2029 (b)	3,000,000	3,150,214
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	620,000	582,016
Community Health Systems, Inc., 144A, 6.0%, 1/15/2029	1,170,000	1,125,386
CVS Health Corp., 7.0%, 3/10/2055	2,000,000	2,062,821
CVS Pass-Through Trust, 6.036%, 12/10/2028	501,108	508,178
GE HealthCare Technologies, Inc., 4.8%, 1/15/2031	3,883,000	3,915,091
HCA, Inc., 5.625%, 9/1/2028	2,500,000	2,573,893
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	5,951,859
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	535,929
Mylan, Inc., 4.55%, 4/15/2028	2,000,000	1,983,361
		23,874,780
Industrials 2.5%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,285,665
Boeing Co.:
2.196%, 2/4/2026	4,500,000	4,429,765
5.04%, 5/1/2027	3,000,000	3,022,349
Delta Air Lines, Inc.:
144A, 4.5%, 10/20/2025 (b)	86,666	86,457
4.95%, 7/10/2028	3,000,000	3,017,136
Enviri Corp., 144A, 5.75%, 7/31/2027	1,160,000	1,144,876
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028	1,590,000	1,679,724
Moog, Inc., 144A, 4.25%, 12/15/2027	1,080,000	1,054,418
Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026	3,000,000	2,918,212
144A, 4.0%, 7/15/2025	2,550,000	2,549,413
144A, 4.4%, 7/1/2027	2,440,000	2,436,468
Rentokil Terminix Funding LLC, 144A, 5.0%, 4/28/2030	4,889,000	4,922,993
		28,547,476
Information Technology 2.2%
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,514,469
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029	575,000	580,355
144A, 9.0%, 9/30/2029	500,000	518,263
Concentrix Corp.:
6.6%, 8/2/2028 (b)	4,000,000	4,196,703
6.65%, 8/2/2026	2,230,000	2,270,247
DXC Technology Co., 1.8%, 9/15/2026	5,305,000	5,126,620
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,833,762
Global Payments, Inc., 4.95%, 8/15/2027	910,000	920,674
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,391,889
Microchip Technology, Inc., 4.25%, 9/1/2025	170,000	169,803
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	625,000	608,553
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,211,309
		24,342,647

Materials 2.5%
Avient Corp., 144A, 6.25%, 11/1/2031	216,000	218,019
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,261,209
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028	3,430,000	3,604,162
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,179,357
Compass Minerals International, Inc., 144A, 8.0%, 7/1/2030	634,000	655,011
Element Solutions, Inc., 144A, 3.875%, 9/1/2028	1,190,000	1,154,056
Huntsman International LLC, 4.5%, 5/1/2029	7,000,000	6,638,376
IAMGOLD Corp., 144A, 5.75%, 10/15/2028	580,000	575,185
Mineral Resources Ltd., 144A, 8.0%, 11/1/2027	575,000	577,679
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,161,091
Olin Corp., 5.625%, 8/1/2029 (b)	3,000,000	2,977,167
Olympus Water U.S. Holding Corp., 144A, 9.75%, 11/15/2028	1,000,000	1,053,030
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026 (b)	2,727,000	2,653,459
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030	1,110,000	1,162,035
Tronox, Inc., 144A, 4.625%, 3/15/2029	720,000	621,294
		27,491,130
Real Estate 0.8%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	517,000	516,332
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,044,025
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,502,715
VICI Properties LP, (REIT), 4.75%, 4/1/2028	2,000,000	2,016,359
		9,079,431
Utilities 1.3%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,814,909
Calpine Corp., 144A, 5.125%, 3/15/2028	3,000,000	2,996,639
Edison International:
5.75%, 6/15/2027	2,000,000	2,013,584
6.25%, 3/15/2030	2,000,000	2,031,319
Eversource Energy, 4.6%, 7/1/2027	1,500,000	1,507,079
Vistra Operations Co. LLC:
REG S, 4.375%, 5/1/2029	1,145,000	1,115,927
144A, 5.05%, 12/30/2026	1,632,000	1,639,979
XPLR Infrastructure Operating Partners LP, 144A, 3.875%, 10/15/2026	590,000	576,425
		14,695,861
Total Corporate Bonds (Cost $558,991,827)		565,773,432

Mortgage-Backed Securities Pass-Throughs 6.8%
Federal Home Loan Mortgage Corp.:
5.5%, 7/1/2055 (a)	25,000,000	24,998,975
6.0%, 7/1/2055 (a)	25,000,000	25,408,250
Federal National Mortgage Association, 3.0%, with various maturities from 5/1/2027 until 6/1/2027	25,222	24,893
Government National Mortgage Association:
5.5%, 7/1/2055 (a)	25,000,000	25,029,250
6.0%, 1/15/2039	12,742	13,493
7.0%, 6/20/2038	1,360	1,486
Total Mortgage-Backed Securities Pass-Throughs (Cost $74,863,293)		75,476,347

Asset-Backed 20.6%
Automobile Receivables 6.4%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032	372,028	373,075
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032	372,028	371,637
“C”, Series 2024-A, 144A, 6.022%, 5/17/2032	923,580	935,265
Avis Budget Rental Car Funding AESOP LLC:
“B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	990,882
“D”, Series 2021-1A, 144A, 3.71%, 8/20/2027	5,000,000	4,885,038
“C”, Series 2023-1A, 144A, 6.23%, 4/20/2029	310,000	316,471
“C”, Series 2024-1A, 144A, 6.48%, 6/20/2030	500,000	514,736
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.605% (c), 12/26/2031	135,161	135,629
CarMax Auto Owner Trust, “C”, Series 2023-2, 5.57%, 11/15/2028	1,000,000	1,015,713
Carvana Auto Receivables Trust:
“D”, Series 2021-N3, 1.58%, 6/12/2028	1,977,078	1,911,447
“D”, Series 2021-N4, 2.3%, 9/11/2028	1,286,294	1,249,657
“E”, Series 2021-N1, 144A, 2.88%, 1/10/2028	3,282,746	3,231,958
“A3”, Series 2022-P2, 4.13%, 4/12/2027	140,613	140,557
“F”, Series 2021-N1, 144A, 4.55%, 1/10/2028	819,496	813,832
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,359,209
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,042,284
Chesapeake Funding II LLC, “C”, Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,503,892
Consumer Portfolio Services Auto Trust, “B”, Series 2025-B, 144A, 4.79%, 11/15/2029	1,130,000	1,131,950
CPS Auto Receivables Trust:
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	658,207	657,732
“C”, Series 2023-C, 144A, 6.27%, 10/15/2029	1,900,000	1,916,498
Exeter Automobile Receivables Trust:
“E”, Series 2021-1A, 144A, 2.21%, 2/15/2028	3,000,000	2,973,934
“E”, Series 2021-4A, 144A, 4.02%, 1/17/2028	4,000,000	3,947,297
“C”, Series 2025-3A, 5.09%, 10/15/2031	614,000	620,376
Flagship Credit Auto Trust, “E”, Series 2019-3, 144A, 3.84%, 12/15/2026	1,268,579	1,267,688
Ford Credit Auto Owner Trust:
“C”, Series 2021-1, 144A, 1.91%, 10/17/2033	100,000	97,612
“C”, Series 2021-2, 144A, 2.11%, 5/15/2034	3,253,000	3,136,875
“D”, Series 2021-2, 144A, 2.6%, 5/15/2034	905,000	875,081
Ford Credit Floorplan Master Owner Trust A, “C”, Series 2020-2, 1.87%, 9/15/2027	3,250,000	3,209,961
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,044,751
Hertz Vehicle Financing III LLC, “D”, Series 2023-3A, 144A, 9.43%, 2/25/2028	1,550,000	1,586,287
Hertz Vehicle Financing LLC, “D”, Series 2022-4A, 144A, 6.56%, 9/25/2026	3,416,500	3,416,233
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2025-1, 144A, 4.957%, 3/21/2033	1,569,296	1,575,504
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	1,102,871	1,113,230
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	693,225	705,008
JPMorgan Chase Bank NA, “G”, Series 2021-3, 144A, 9.812%, 2/26/2029	4,000,000	4,008,111
Onemain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	526,026	525,381
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	649,325
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	599,954
Santander Bank Auto Credit-Linked Notes:
“C”, Series 2023-B, 144A, 5.933%, 12/15/2033	1,154,259	1,164,827
“C”, Series 2022-C, 144A, 6.986%, 12/15/2032	66,840	66,927
“D”, Series 2022-C, 144A, 8.197%, 12/15/2032	203,861	204,260
“D”, Series 2022-A, 144A, 9.965%, 5/15/2032	2,249,038	2,259,804

Santander Consumer Auto Receivables Trust:
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	61,460	61,029
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	482,240	476,996
“E”, Series 2021-AA, 144A, 3.28%, 3/15/2027	1,750,000	1,731,723
Santander Drive Auto Receivables Trust:
“C”, Series 2022-5, 4.74%, 10/16/2028	643,801	643,611
“C”, Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,523,779
Securitized Term Auto Receivables Trust, “C”, Series 2025-A, 144A, 5.185%, 7/25/2031	804,286	809,544
U.S. Bank NA, “B”, Series 2023-1, 144A, 6.789%, 8/25/2032	713,921	722,363
United Auto Credit Securitization Trust, “B”, Series 2024-1, 144A, 6.57%, 6/10/2027	1,624,015	1,627,557
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,494,932	2,508,192
		71,650,682
Credit Card Receivables 1.7%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	1,000,000	1,007,656
CARDS II Trust, “B”, Series 2023-2A, 144A, 6.379%, 7/15/2028	2,190,000	2,232,466
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2024-A, 144A, 5.78%, 12/15/2032	1,300,000	1,316,361
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	3,250,000	3,260,138
Evergreen Credit Card Trust, “C”, Series 2025-CRT5, 144A, 5.53%, 5/15/2029	1,965,000	1,982,936
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	4,420,000	4,458,925
Mission Lane Credit Card Master Trust:
“B”, Series 2025-B, 144A, 5.21%, 9/15/2031 (a)	1,750,000	1,749,919
“C”, Series 2025-B, 144A, 5.41%, 9/15/2031 (a)	1,000,000	1,000,070
“A”, Series 2024-B, 144A, 5.88%, 1/15/2030	2,000,000	2,015,898
		19,024,369
Home Equity Loans 1.0%
BRAVO Residential Funding Trust, “A1”, Series 2021-HE1, 144A, 30 day USD SOFR Average + 0.75%, 5.055% (c), 1/25/2070	411,158	410,188
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1 mo. USD Term SOFR + 0.254%, 4.566% (c), 1/15/2037	407,076	387,879
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 2.985%, 12/25/2036	1,568,767	1,263,966
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1 mo. USD Term SOFR + 1.164%, 5.484% (c), 12/25/2034	395,501	364,504
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1 mo. USD Term SOFR + 1.154%, 5.474% (c), 6/25/2034	1,508,945	1,537,164
RCKT Mortgage Trust, “A1A”, Series 2025-CES2, 144A, 5.503%, 2/25/2055	3,061,109	3,075,707
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,029	18,069
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	86,948
Southern Pacific Secured Assets Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	11	11
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	3,723,584	3,750,324
		10,894,760
Miscellaneous 11.5%
AB BSL CLO 5 Ltd., “B”, Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.015% (c), 1/20/2038	600,000	602,311
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.175% (c), 7/24/2037	2,700,000	2,707,854
Allegro CLO XV Ltd., “BR”, Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.62%, 5.931% (c), 4/20/2038	3,000,000	3,003,261
Apidos CLO XL Ltd., “AR”, Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.606% (c), 7/15/2037	2,500,000	2,505,925

Apidos CLO XLVII Ltd., “C”, Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.633% (c), 4/26/2037	1,875,000	1,885,174
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.852% (c), 1/22/2038	2,000,000	2,003,402
Applebee's Funding LLC, “A2”, Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,789,785
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	1,600,000	1,472,790
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.879% (c), 7/15/2038 (a)	2,000,000	2,000,000
Balboa Bay Loan Funding Ltd., “A1”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.779% (c), 7/20/2037	750,000	752,126
Ballyrock CLO Ltd., “BR”, Series 2020-2A, 144A, 3 mo. USD Term SOFR + 2.212%, 6.481% (c), 10/20/2031	7,500,000	7,504,740
Battalion CLO XV Ltd., “BR”, Series 2020-15A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.78% (c), 1/17/2033	2,500,000	2,497,535
Bryant Park Funding Ltd., “A1”, Series 2023-21A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.319% (c), 10/18/2036	900,000	902,372
Carlyle Global Market Strategies CLO Ltd.:
“BR2”, Series 2014-1A, 144A, 3 mo. USD Term SOFR + 1.662%, 5.941% (c), 4/17/2031	4,000,000	4,009,460
“BR4”, Series 2012-4A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.022% (c), 4/22/2032	2,000,000	2,003,082
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,743,287
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	2,497,479	2,471,129
CIFC Funding Ltd., “BR”, Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.972% (c), 1/22/2038	1,325,000	1,328,865
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	1,800,000	1,823,542
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,895,124
Dell Equipment Finance Trust, “C”, Series 2025-1, 144A, 5.25%, 2/24/2031	1,100,000	1,113,258
Domino's Pizza Master Issuer LLC:
“A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	994,875	991,719
“A2II”, Series 2015-1A, 144A, 4.474%, 10/25/2045	3,733,187	3,725,238
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 3 mo. USD Term SOFR + 1.912%, 6.168% (c), 7/15/2030	500,000	500,514
Elara HGV Timeshare Issuer LLC:
“A”, Series 2023-A, 144A, 6.16%, 2/25/2038	992,826	1,023,416
“C”, Series 2023-A, 144A, 7.3%, 2/25/2038	283,665	292,578
Elmwood CLO 43 Ltd., “B”, Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.979% (c), 7/20/2038 (a)	1,234,000	1,234,000
Elmwood CLO II Ltd., “A2RR”, Series 2019-2A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.819% (c), 10/20/2037	1,500,000	1,505,597
Empower CLO Ltd., “A1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.52%, 5.776% (c), 7/15/2037	1,412,000	1,417,510
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	761,852
Galaxy 34 CLO Ltd., “A”, Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.639% (c), 10/20/2037	2,000,000	2,005,664
Golub Capital Partners CLO 53B Ltd., “CR”, Series 2021-53A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.011% (c), 7/20/2034	2,400,000	2,380,049
Golub Capital Partners CLO 76 B Ltd., “A1”, Series 2024-76A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.652% (c), 10/25/2037	2,000,000	2,002,456
Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	292,021	286,975
“B”, Series 2024-2A, 144A, 5.65%, 3/25/2038	2,174,104	2,206,470
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	585,623	594,457
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,220,105
HPEFS Equipment Trust:
“D”, Series 2024-1A, 144A, 5.82%, 11/20/2031	650,000	654,842
“C”, Series 2023-2A, 144A, 6.48%, 1/21/2031	1,500,000	1,513,308
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	1,980,000	1,916,963
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	1,446,375	1,468,946

LCM XVI LP, “BR2”, Series 16A, 144A, 3 mo. USD Term SOFR + 2.012%, 6.268% (c), 10/15/2031	2,120,000	2,122,175
Lewey Park CLO Ltd., “A2”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.829% (c), 10/21/2037	1,000,000	1,002,682
Mosaic Solar Loan Trust:
“A”, Series 2020-1A, 144A, 2.1%, 4/20/2046	4,647,750	4,126,976
“C”, Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	830,843
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	145,247
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	101,409	96,735
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	77,924	75,537
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	212,173	208,737
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	523,647	511,117
“B”, Series 2025-1A, 144A, 5.21%, 9/22/2042	1,447,478	1,458,563
“B”, Series 2023-1A, 144A, 5.42%, 10/20/2040	908,517	918,166
“B”, Series 2024-1A, 144A, 5.51%, 2/20/2043	1,108,296	1,119,510
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,031,447
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	414,542	404,637
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	787,987	757,483
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	277,704	274,913
OCP CLO Ltd.:
“A2”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.811% (c), 10/16/2037	1,000,000	1,001,021
“B1”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.961% (c), 10/16/2037	1,000,000	1,002,973
“BR2”, Series 2019-17A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.019% (c), 7/20/2037	250,000	250,625
Palmer Square CLO Ltd., “A1R”, Series 2022-3A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.619% (c), 7/20/2037	2,300,000	2,305,308
Point Broadband Funding LLC, “A2”, Series 2025-1A, 144A, 5.336%, 7/20/2055 (a)	1,000,000	1,000,000
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.044% (c), 7/20/2038	1,600,000	1,607,070
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.002% (c), 1/15/2040	2,400,000	2,413,289
Sixth Street CLO 29 Ltd., “B”, Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.929% (c), 7/17/2038 (a)	929,000	929,000
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.717% (c), 1/20/2038	2,000,000	1,993,498
Sixth Street CLO XXV Ltd., “B”, Series 2024-25A, 144A, 3 mo. USD Term SOFR + 1.8%, 6.075% (c), 7/24/2037	2,700,000	2,708,562
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,259,306
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,166,309
Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.825% (c), 7/20/2038	2,200,000	2,200,000
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.812% (c), 4/25/2037	1,500,000	1,504,833
Venture XXVI CLO Ltd., “BR”, Series 2017-26A, 144A, 3 mo. USD Term SOFR + 1.962%, 6.231% (c), 1/20/2029	22,081	22,084
Voya CLO Ltd.:
“A3R2”, Series 2016-3A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.969% (c), 10/18/2031	5,000,000	5,002,275
“B”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 2%, 6.256% (c), 4/15/2037	2,650,000	2,658,599
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	1,200,000	1,222,346
Zais CLO 13 Ltd., “A1AR”, Series 2019-13A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.556% (c), 7/15/2032	1,504,347	1,504,542

Zayo Issuer LLC:
“A2”, Series 2025-1A, 144A, 5.648%, 3/20/2055	2,000,000	2,041,735
“A2”, Series 2025-2A, 144A, 5.953%, 6/20/2055	1,500,000	1,547,350
		129,143,174
Total Asset-Backed (Cost $231,578,929)		230,712,985

Commercial Mortgage-Backed Securities 9.6%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	2,500,000	2,318,750
“C”, Series 2018-20TS, 144A, 3.203% (c), 5/15/2035	1,000,000	915,000
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.863% (c), 12/5/2038	2,650,000	2,890,665
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171% (c), 12/10/2041	3,343,000	3,460,797
Bank, “A5”, Series 2021-BN34, 2.438%, 6/15/2063	500,000	431,145
BF Mortgage Trust, “B”, Series 2019-NYT, 144A, 1 mo. USD Term SOFR + 1.697%, 6.009% (c), 12/15/2035	500,000	479,754
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1 mo. USD Term SOFR + 1.547%, 5.859% (c), 7/15/2035	2,500,000	2,498,694
BPR Trust:
“A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2041	893,000	906,556
“B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.576% (c), 9/15/2038	1,806,000	1,799,271
“C”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.814%, 6.126% (c), 9/15/2038	340,000	337,889
BX Commercial Mortgage Trust:
“A”, Series 2021-VIV5, 144A, 2.843%, 3/9/2044	375,000	338,512
“B”, Series 2020-VIV3, 144A, 3.662% (c), 3/9/2044	2,000,000	1,859,756
“A”, Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.046%, 5.358% (c), 4/15/2034	941,959	934,894
“B”, Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.346%, 5.658% (c), 4/15/2034	3,500,000	3,454,063
BX Trust:
“D”, Series 2019-OC11, 144A, 4.075% (c), 12/9/2041	2,500,000	2,337,021
“D”, Series 2021-ARIA, 144A, 1 mo. USD Term SOFR + 2.01%, 6.322% (c), 10/15/2036	1,725,000	1,721,766
BXP Trust:
“B”, Series 2021-601L, 144A, 2.868% (c), 1/15/2044	2,000,000	1,700,738
“A”, Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 5.209% (c), 11/15/2034	344,339	330,794
CFK Trust, “A”, Series 2020-MF2, 144A, 2.387%, 3/15/2039	3,450,000	3,231,997
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	989,156	945,903
Credit Suisse Mortgage Trust, “B”, Series 2020-FACT, 144A, 1 mo. USD Term SOFR + 2.614%, 6.926% (c), 10/15/2037	2,756,000	2,684,833
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	968,942
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 1 mo. USD Term SOFR + 1.077%, 5.389% (c), 6/15/2033	2,500,000	2,306,250
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 1.024% (c), 6/25/2029	17,800,000	567,103
“X1”, Series K058, Interest Only, 1.025% (c), 8/25/2026	21,246,786	167,165
Fontainebleau Miami Beach Mortgage Trust, “C”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 2.15%, 6.462% (c), 12/15/2039	533,000	531,668
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 2.0%, 6.305% (c), 1/25/2051	306,117	304,714
“M2”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.055% (c), 1/25/2051	1,808,000	1,853,012
GS Mortgage Securities Corp. Trust, “B”, Series 2021-IP, 144A, 1 mo. USD Term SOFR + 1.264%, 5.576% (c), 10/15/2036	3,000,000	2,981,364
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 4.012% (c), 7/10/2046	294,039	288,897

Hawaii Hotel Trust, “B”, Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 6.054% (c), 3/15/2042	750,000	749,531
Hilt Commercial Mortgage Trust, “B”, Series 2024-ORL, 144A, 1 mo. USD Term SOFR + 1.941%, 6.252% (c), 5/15/2037	750,000	749,766
Hudson Yards Mortgage Trust:
“A”, Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,877,217
“C”, Series 2025-SPRL, 144A, 6.15% (c), 1/13/2040	540,000	556,011
ILPT Commercial Mortgage Trust, “C”, Series 2025-LPF2, 144A, 5.829%, 7/15/2042	1,000,000	1,012,370
IRV Trust, “C”, Series 2025-200P, 144A, 5.921% (c), 3/14/2047	1,905,000	1,892,522
JPMDB Commercial Mortgage Securities Trust:
“A5”, Series 2020-COR7, 2.18%, 5/13/2053	1,950,000	1,623,645
“AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	951,179
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,245,747
“A”, Series 2016-NINE, 144A, 2.949% (c), 9/6/2038	1,500,000	1,462,502
“B”, Series 2016-NINE, 144A, 2.949% (c), 9/6/2038	5,000,000	4,838,107
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	938,136
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.569% (c), 6/15/2035	5,281,517	4,545,312
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.252% (c), 6/15/2039	4,000,000	4,000,000
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.38% (c), 8/15/2038	2,975,160	2,941,689
LEX Mortgage Trust, “A”, Series 2024-BBG, 144A, 5.036% (c), 10/13/2033	750,000	753,926
Manhattan West Mortgage Trust, “A”, Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	945,696
Morgan Stanley Bank of America Merrill Lynch Trust, “A3”, Series 2017-C33, 3.295%, 5/15/2050	2,118,545	2,090,087
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,838,000
MSWF Commercial Mortgage Trust, “XA”, Series 2023-2, Interest Only, 1.141% (c), 12/15/2056	15,190,095	896,118
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 5.676% (c), 1/15/2036	2,378,000	2,293,825
“B”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.614%, 5.926% (c), 1/15/2036	1,166,000	1,114,524
ROCK Trust:
“A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,189,000	1,216,329
“B”, Series 2024-CNTR, 144A, 5.93%, 11/13/2041	4,000,000	4,123,186
SDR Commercial Mortgage Trust, “B”, Series 2024-DSNY, 144A, 1 mo. USD Term SOFR + 1.741%, 6.053% (c), 5/15/2039	500,000	497,504
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	4,000,000	3,508,379
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 6.082% (c), 11/15/2036	500,000	497,813
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.755% (c), 2/15/2042	2,000,000	1,985,203
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.123% (c), 12/15/2050	22,227,639	451,474
“XA”, Series 2017-C1, Interest Only, 1.621% (c), 6/15/2050	15,918,678	310,928
WB Commercial Mortgage Trust, “A”, Series 2024-HQ, 144A, 6.134% (c), 3/15/2040	3,358,000	3,367,854
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	43,631	43,547
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	2	2
“C”, Series 2021-SAVE, 144A, 1 mo. USD Term SOFR + 2.014%, 6.326% (c), 2/15/2040	2,051,200	2,050,061
“D”, Series 2021-SAVE, 144A, 1 mo. USD Term SOFR + 2.714%, 7.026% (c), 2/15/2040	800,000	799,555
WHARF Commercial Mortgage Trust, “B”, Series 2025-DC, 144A, 5.544%, 7/15/2040	1,700,000	1,729,158
Total Commercial Mortgage-Backed Securities (Cost $107,923,124)		107,444,816

Collateralized Mortgage Obligations 7.3%
Angel Oak Mortgage Trust, “A1”, Series 2021-1, 144A, 0.909%, 1/25/2066	384,564	333,143
Banc of America Mortgage Trust:
“2A3”, Series 2005-J, 5.545% (c), 11/25/2035	43,904	38,777
“2A8”, Series 2003-J, 5.782% (c), 11/25/2033	93,624	83,829
“A15”, Series 2006-2, 6.0%, 7/25/2046	5,009	4,375
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	945,676	849,791
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 5.743% (c), 1/25/2034	206,850	182,580
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.35%, 5.655% (c), 2/25/2050	1,753,589	1,706,151
“M3”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.855% (c), 2/25/2050	913,856	890,698
CHL Mortgage Pass-Through Trust, “5A1”, Series 2005-HY10, 4.791%, 2/20/2036	1,706	1,373
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	221,963	204,263
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	203,085	186,407
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	633,497	546,469
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,554,351	1,320,878
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	688,927	594,805
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.955% (c), 12/25/2041	500,000	502,970
“1M1”, Series 2023-R04, 144A, 30 day USD SOFR Average + 2.3%, 6.606% (c), 5/25/2043	2,294,734	2,342,785
“1B1”, Series 2024-R01, 144A, 30 day USD SOFR Average + 2.7%, 7.005% (c), 1/25/2044	1,000,000	1,024,013
“1M2”, Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 7.405% (c), 3/25/2042	250,000	257,516
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	33,992	34,659
CSMC Trust , “B4”, Series 2013-IVR3, 144A, 3.399% (c), 5/25/2043	1,166,301	878,060
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	490,647	413,603
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	1,987,460	1,651,913
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	513,139	481,512
Federal Home Loan Mortgage Corp.:
“AI”, Series 5175, Interest Only, 2.5%, 12/25/2049	3,923,635	528,413
“AS”, Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 6.039% (c), 2/25/2055	3,370,026	3,361,980
“M2”, Series 2019-DNA1, 144A, 30 day USD SOFR Average + 2.764%, 7.07% (c), 1/25/2049	36,906	37,661
“M1B”, Series 2023-DNA2, 144A, 30 day USD SOFR Average + 3.25%, 7.556% (c), 4/25/2043	2,000,000	2,095,528
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	5,700,770	4,829,273
“NI”, Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,500,503	411,778
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,262,177	502,339
“DE”, Series 2014-18, 4.0%, 8/25/2042	162,987	160,299
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	671,479	54,556
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	32,856	5,027
“DU”, Series 2024-9, 5.5%, 3/25/2054	918,996	921,351
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (c), 12/25/2054	3,665,548	3,683,787
“AF”, Series 2025-1, 30 day USD SOFR Average + 1.85%, 6.0% (c), 2/25/2055	4,675,950	4,693,010
“1A6”, Series 2007-W8, 6.754% (c), 9/25/2037	224,186	232,893

Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 6.105% (c), 11/25/2041	1,200,000	1,208,571
“M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.87% (c), 3/25/2049	228,170	231,673
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	561,388	481,913
Government National Mortgage Association:
“AI”, Series 2021-1, Interest Only, 2.0%, 1/20/2051	7,677,915	943,282
“KI”, Series 2020-160, Interest Only, 2.5%, 10/20/2050	3,736,673	420,221
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,112,132	779,504
“JI”, Series 2021-121, Interest Only, 2.5%, 7/20/2051	7,079,647	779,758
“UZ”, Series 2025-41, 6.0%, 3/20/2055	4,958,021	5,039,313
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	94,184	20,900
Government National Mortgage Association REMICS, “HJ”, Series 2024-8, 5.0%, 1/20/2054	3,204,960	2,927,613
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	67,832	63,830
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	952,781	830,127
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	530,893	452,253
“A1”, Series 2022-NQM4, 144A, 4.767%, 6/25/2067	1,871,909	1,864,727
JPMorgan Chase Bank NA:
“M2”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.855% (c), 3/25/2051	1,145,691	1,124,212
“M3”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.8%, 6.105% (c), 3/25/2051	580,158	572,848
“M1”, Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.684% (c), 10/25/2057	1,933,655	1,994,493
“M4”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 2.75%, 7.055% (c), 3/25/2051	643,537	641,855
JPMorgan Mortgage Trust:
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.555% (c), 12/25/2054	3,035,941	3,036,021
“A1”, Series 2025-DSC1, 144A, 5.664%, 9/25/2065	1,984,644	1,997,726
“6A1”, Series 2005-A6, 7.75%, 8/25/2035	129,752	128,085
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 6.395% (c), 12/25/2034	1,839	1,799
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	88,241	84,923
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	316,848	280,421
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	2,548,027	2,540,718
“A1A”, Series 2025-CES1, 144A, 5.653%, 1/25/2045	2,329,932	2,343,774
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	1,612,593	1,619,429
Residential Accredit Loans, Inc. Trust, “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4”, Series 2004-SL4, 7.0%, 7/25/2032	25,037	24,819
Sequoia Mortgage Trust:
“B4”, Series 2013-2, 3.639% (c), 2/25/2043	426,345	415,298
“A1”, Series 2025-3, 144A, 6.0%, 4/25/2055	2,207,367	2,227,490
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	198,596	188,289
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,960,721
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,387,024
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	240,791	227,310
“A2”, Series 2020-4, 144A, 2.912%, 5/25/2065	209,314	205,291
“B1”, Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	3,588,512

Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	165,612	164,112
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.455% (c), 7/25/2059	2,180,939	2,255,466
Total Collateralized Mortgage Obligations (Cost $84,054,338)		82,102,912

Government & Agency Obligations 9.5%
Other Government Related (d) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,506,627
Vnesheconombank:
144A, 5.942%, 11/21/2023* (e)	500,000	0
144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,506,627
Sovereign Bonds 0.5%
Brazil Government International Bonds, 5.5%, 11/6/2030	1,692,000	1,695,046
Mexico Government International Bond, 6.0%, 5/13/2030	447,000	462,198
Romania Government International Bonds, 144A, 5.875%, 1/30/2029	3,000,000	3,020,073
		5,177,317
U.S. Treasury Obligations 8.8%
U.S. Treasury Bills, 4.158% (f), 8/7/2025 (g)	1,500,000	1,493,447
U.S. Treasury Notes:
0.375%, 11/30/2025	1,000,000	983,936
0.375%, 1/31/2026	5,000,000	4,889,893
0.625%, 3/31/2027	5,000,000	4,736,328
0.875%, 9/30/2026	4,000,000	3,853,125
1.25%, 4/30/2028	7,000,000	6,542,539
1.375%, 12/31/2028	15,000,000	13,857,422
1.5%, 8/15/2026	5,000,000	4,865,820
1.625%, 10/31/2026	8,000,000	7,767,188
1.625%, 8/15/2029	5,000,000	4,604,297
3.25%, 6/30/2029	10,000,000	9,817,187
3.375%, 9/15/2027	10,000,000	9,930,859
4.0%, 10/31/2029	10,000,000	10,095,312
4.625%, 3/15/2026	4,500,000	4,515,864
5.25%, 11/15/2028	10,000,000	10,477,344
		98,430,561
Total Government & Agency Obligations (Cost 107,635,384)		106,114,505

Loan Participations and Assignments 0.4%
Senior Loans (c)
Cablevision Lightpath LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.312%, 11/30/2027	498,750	500,825
Lumen Technologies, Inc., Term Loan B1, 4/16/2029 (h)	992,393	981,854
TransDigm, Inc., Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.796%, 1/19/2032	994,987	997,609
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.072%, 8/1/2030	1,738,949	1,741,409
Total Loan Participations and Assignments (Cost $4,224,970)		4,221,697

	Shares	Value ($)

Exchange-Traded Funds 1.0%
SPDR Bloomberg Short Term High Yield Bond ETF (b) (Cost $11,181,900)	450,000	11,466,000

Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (i) (j) (Cost $18,629,206)	18,629,206	18,629,206

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 4.37% (i) (Cost $1,857,267)	1,857,267	1,857,267

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,200,940,238)	107.7	1,203,799,167
Other Assets and Liabilities, Net	(7.7)	(86,415,245)
Net Assets	100.0	1,117,383,922
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (i) (j)
9,054,067	9,575,139 (k)	—	—	—	103,633	—	18,629,206	18,629,206
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 4.37% (i)
25,301,224	373,759,809	397,203,766	—	—	1,037,262	—	1,857,267	1,857,267
34,355,291	383,334,948	397,203,766	—	—	1,140,895	—	20,486,473	20,486,473

*	Non-income producing security.
(a)	When-issued or delayed delivery securities included.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $18,067,992, which is 1.6% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Investment was valued using significant unobservable inputs.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At June 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	All or a portion of the security represents unsettled loan commitments at June 30, 2025 where the rate will be determined at the time of settlement.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2025	417	86,448,819	86,745,774	296,955
At June 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2025	156	17,244,638	17,491,500	(246,862)
5 Year U.S. Treasury Note	USD	9/30/2025	233	25,180,628	25,397,000	(216,372)
Total unrealized depreciation						(463,234)

At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	5,000,000	USD	5,833,548	8/8/2025	(72,077)	BNP Paribas
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$565,773,432	$—	$565,773,432
Mortgage-Backed Securities Pass-Throughs	—	75,476,347	—	75,476,347
Asset-Backed (a)	—	230,712,985	—	230,712,985
Commercial Mortgage-Backed Securities	—	107,444,816	—	107,444,816
Collateralized Mortgage Obligations	—	82,102,912	—	82,102,912
Government & Agency Obligations (a)	—	106,114,505	0	106,114,505
Loan Participations and Assignments	—	4,221,697	—	4,221,697
Exchange-Traded Funds	11,466,000	—	—	11,466,000
Short-Term Investments (a)	20,486,473	—	—	20,486,473
Derivatives (b)
Futures Contracts	296,955	—	—	296,955
Total	$32,249,428	$1,171,846,694	$0	$1,204,096,122

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(463,234)	$—	$—	$(463,234)
Forward Foreign Currency Contracts	—	(72,077)	—	(72,077)
Total	$(463,234)	$(72,077)	$—	$(535,311)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSDF-PH3